Income Taxes (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Taxes (Details) [Line Items]
Uniform tax rate			25.00%	25.00%
Income tax examination, description	Under the PRC tax law, companies are required to make quarterly estimate payments based on 25% tax rate; companies that received preferential tax rates are also required to use a 25% tax rate for their installment tax payments.		Under the PRC tax law, companies are required to make quarterly estimate payments based on 25% tax rate; companies that received preferential tax rates are also required to use a 25% tax rate for their installment tax payments.
Deferred tax assets	$ 4,167,055		$ 4,452,837
Current income tax expenses			$ (2,313,854)	$ (14,861)
Uncertainty income taxes approach, description	The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. Interest and penalties related to uncertain tax positions are recognized and recorded as necessary in the provision for income taxes. The Company is subject to income taxes in the PRC. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. There were no uncertain tax positions as of June 30, 2021 and December 31, 2020 and the Company does not believe that its unrecognized tax benefits will change over the next twelve months.		The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. Interest and penalties related to uncertain tax positions are recognized and recorded as necessary in the provision for income taxes. The Company is subject to income taxes in the PRC. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or the withholding agent. The statute of limitations is extended to five years under special circumstances, where the underpayment of taxes is more than RMB 100,000. In the case of transfer pricing issues, the statute of limitation is ten years. There is no statute of limitation in the case of tax evasion. There were no uncertain tax positions as of December 31, 2020 and 2019 and the Company does not believe that its unrecognized tax benefits will change over the next twelve months.
Effective tax rate			(979.20%)	(0.30%)
Cumulative loss caaryforwards			$ 8,800,000	$ 6,800,000
Deferred tax assets valuation alloance			$ 4,452,837	$ 2,933,716
Baiyu Acquisition [Member]
Income Taxes (Details) [Line Items]
Deferred tax assets	$ 548,982
Current income tax expenses	$ 771,863
Minimum [Member]
Income Taxes (Details) [Line Items]
Effective tax rate			35.00%
Maximum [Member]
Income Taxes (Details) [Line Items]
Effective tax rate			21.00%
PRC [Member]
Income Taxes (Details) [Line Items]
Uniform tax rate	25.00%		25.00%